Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMERICAN PENSION INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 06, 2016
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.

API Efficient Frontier Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.

API Efficient Frontier Capital Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.

API Efficient Frontier Core Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.

API Efficient Frontier Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.

API Efficient Frontier Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The Class C Share Prospectus of the API Efficient Frontier Funds, dated May 6, 2016, is amended as follows:

The sub-section of the prospectus entitled, “Fees and Expenses” for each Fund is amended as follows:

Footnote 1 to the “Shareholder Fees” table is amended to state, “Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.”

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.

API Master Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apit_SupplementTextBlock
SUPPLEMENT

Dated May 13, 2016

to the

CLASS C SHARE PROSPECTUS

of the

API FUNDS

The time period within which a CDSC fee will be charged has been changed from 13 months to 12 months for all Funds. This change shall be effective wherever it may appear in the Prospectus.